Segment and Revenue by Geography and By Major Customer (Tables)	6 Months Ended
Jun. 30, 2025
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Segment Operating Profit (Loss)	Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.
	Six months ended on June 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,576	9,311	33,887
Cost of revenues	7,755	4,715	12,470
Gross profit	16,821	4,596	21,417
Research and development expenses	13,159	7,629	20,788
Sales and marketing expenses	5,543	5,230	10,773
General and administrative expenses	4,232	3,132	7,364
Change in earnout liability	(663)	-	(663)
Segment operating loss	(5,450)	(11,395)	(16,845)
Change in fair value of Forfeiture Shares			-
Financial income, net			1,463
Loss before taxes on income			(15,382)

Depreciation and Amortization expenses	1,070	458	1,528
Stock-based compensation	3,633	4,308	7,941
	Six months ended on June 30, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	15,247	9,909	25,156
Cost of revenues	3,623	6,374	9,997
Gross profit	11,624	3,535	15,159
Research and development expenses	11,778	8,328	20,106
Sales and marketing expenses	3,939	4,817	8,756
General and administrative expenses	3,604	3,364	6,968
Change in earnout liability	28	-	28
Segment operating loss	(7,725)	(12,974)	(20,699)
Change in fair value of Forfeiture Shares			35
Financial income, net			1,774
Loss before taxes on income			(18,890)

Depreciation and Amortization expenses	507	428	935
Stock-based compensation	3,424	4,075	7,499

	Three months ended on June 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	12,823	4,236	17,059
Cost of revenues	4,126	2,098	6,224
Gross profit	8,697	2,138	10,835
Research and development expenses	6,506	3,692	10,198
Sales and marketing expenses	2,753	2,413	5,166
General and administrative expenses	2,203	1,494	3,697
Change in earnout liability	(837)	-	(837)
Segment operating loss	(1,928)	(5,461)	(7,389)
Change in fair value of Forfeiture Shares			-
Financial income, net			225
Loss before taxes on income			(7,164)

Depreciation and Amortization expenses	532	226	758
Stock-based compensation	1,757	2,018	3,775
	Three months ended on June 30, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	8,070	5,527	13,597
Cost of revenues	1,985	3,268	5,253
Gross profit	6,085	2,259	8,344
Research and development expenses	5,921	4,040	9,961
Sales and marketing expenses	2,066	2,302	4,368
General and administrative expenses	1,765	1,632	3,397
Change in earnout liability	28	-	28
Segment operating loss	(3,695)	(5,715)	(9,410)
Change in fair value of Forfeiture Shares			10
Financial income, net			540
Loss before taxes on income			(8,860)

Depreciation and Amortization expenses	279	200	479
Stock-based compensation	1,703	2,032	3,735

Schedule of Revenue by Geography, Based on the Customers

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Israel	193	431	129	178
Hong Kong	5,094	1,574	3,279	841
China	4,574	3,507	2,353	1,987
United States	4,329	4,462	1,652	3,013
Portugal	4,556	3,098	2,318	1,207
Hungary	4,710	6,129	1,830	4,082
Japan	3,011	2,036	1,682	837
Other	7,420	3,919	3,816	1,452
	33,887	25,156	17,059	13,597

Schedule of Major Customers Accounts Receivable and Revenues Percentage

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	June 30, 2025	December 31, 2024
Accounts Receivable	% of Account Receivable
Customer A	25%	14%
Customer B	20%	18%
Customer C	10%	16%
Customer D	0%	14%
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
Revenues	% of Revenues		% of Revenues
Customer A	13%	12%	13%	8%
Customer C	9%	7%	10%	9%
Customer D	8%	14%	5%	24%
Customer E	4%	10%	3%	9%
Customer F	4%	10%	4%	5%
Customer G	2%	10%	1%	11%

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography:
	June 30, 2025	December 31, 2024
	U.S. dollars in thousands
Domestic (Israel)	9,082	9,482
China	273	314
USA	1,003	931
Other	248	286
	10,606	11,013